Right of Use Assets - Additional Information (Detail)	12 Months Ended
Jun. 30, 2022
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Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Leases remaining useful life	5 years
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Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Leases remaining useful life	1 month